EQUITY ACCOUNTED INVESTMENTS - Revenues and Expenses of Joint Ventures and Associates (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about investment property [line items]
Revenue	$ 2,423	$ 2,327	$ 4,743	$ 4,567
Expenses	2,768	2,610	5,475	5,274
(Loss) income from equity accounted investments	111	(198)	243	(174)
Net (loss)	(789)	(458)	(1,498)	(852)
Joint ventures | Associates
Disclosure of detailed information about investment property [line items]
Revenue	1,282	1,281	2,607	2,640
Expenses	1,102	1,076	2,210	2,167
(Loss) income from equity accounted investments	(5)	(2)	32	9
Income before fair value gains (losses), net	175	203	429	482
Fair value gains (losses), net	509	(661)	528	(1,037)
Net (loss)	$ 684	$ (458)	$ 957	$ (555)